Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(6)	(14,513	)(6)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivatives—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(6)	(297,895	)(6)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	) (4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level

	March 31, 2011				March 31, 2012
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥32,400	¥32,400
Loans	12,243	14,843	343,696	370,782	10,888	19,692	332,963	363,543
Loans held for sale	—	1,901	4,726	6,627	—	1,898	78	1,976
Collateral dependent loans	12,243	12,942	338,970	364,155	10,888	17,794	332,885	361,567
Premises and equipment	—	—	10,371	10,371	—	—	18,740	18,740
Intangible assets	—	—	32,833	32,833	—	—	34,729	34,729
Other assets	145,791	—	20,128	165,919	464,819	—	11,665	476,484
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	6,223	471,042	(2)
Other	—	—	6,275	6,275	—	—	5,442	5,442

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥475,707	¥19,692	¥430,497	¥925,896

Notes:

(1)	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (Gains) for the fiscal year ended
	March 31, 2011		March 31, 2012
	(in millions)
Investment securities	¥3,364		¥6,060
Loans	160,862		173,242
Loans held for sale	1,263		82
Collateral dependent loans	159,599		173,160
Premises and equipment	11,497		11,983
Intangible assets	26,566		30,986
Other assets	51,326		584,843
Investments in equity method investees	49,394	(1)	581,649	(1)
Other	1,932		3,194

Total	¥253,615		¥807,114

Note:

(1)	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	For the fiscal year ended March 31,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥243	¥—	¥243	¥17	¥—	¥17
Receivables under resale agreements(1)	4,736	—	4,736	1,332	—	1,332
Trading account securities	68,618	(837,459)	(768,841)	439,854	57,055	496,909

Total	¥73,597	¥(837,459)	¥(763,862)	¥441,203	¥57,055	¥498,258

Financial liabilities:
Other short-term borrowings(1)	¥(454)	¥—	¥(454)	¥(1,310)	¥—	¥(1,310)
Long-term debt(1)	(114,528)	—	(114,528)	(35,336)	—	(35,336)

Total	¥(114,982)	¥—	¥(114,982)	¥(36,646)	¥—	¥(36,646)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected

	2011			2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Total	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥17,344	¥17,344
Trading account assets, excluding derivatives	18,792	18,792	23,395	23,395
Investment securities	58,536	59,002	60,465	60,704
Loans, net of allowance for credit losses	86,262	87,054	91,013	92,083
Other financial assets	4,677	4,677	6,459	6,459
Derivative financial instruments:
Trading activities	10,033	10,033	11,558	11,558
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payables under securities lending transactions	¥35,544	¥35,544	¥39,036	¥39,036
Interest-bearing deposits	117,894	117,960	121,805	121,876
Trading account liabilities, excluding derivatives	31	31	174	174
Obligations to return securities received as collateral	3,268	3,268	3,640	3,640
Due to trust account	634	634	627	627
Other short-term borrowings	8,488	8,488	10,882	10,882
Long-term debt	13,357	13,557	12,593	12,823
Other financial liabilities	4,635	4,635	5,250	5,250
Derivative financial instruments:
Trading activities	9,878	9,878	11,793	11,793
Activities qualifying for hedges	—	—	1	1